Taxation (Tables)	12 Months Ended
Dec. 31, 2025
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Components of Tax Expense (Benefit)

The components of tax expense (benefit) for 2025 and 2024 are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Current tax expense	363	517
Deferred tax expense (benefit)	60	(640)
Total tax expense (benefit)	423	(123)

Schedule of Taxes on Items Recognized in Other Comprehensive (Loss) Income or Directly in Equity

Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2025 and 2024 are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Included in Other comprehensive income (loss)
Deferred tax (benefit) expense on cash flow hedges adjustments to equity	(1)	1
Deferred tax expense on fair value adjustments on financial assets	5	2
Deferred tax expense on remeasurement on defined benefit pension plans	20	5
Included in Equity
Deferred tax expense on share-based payments	11	4
Current tax benefit on share-based payments	(8)	(12)

Schedule of Reconciliation of Income Tax Expense Benefit

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Income before tax	1,906	2,069
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	505	548
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(176)	(239)
Tax expense related to the transfer of certain technology assets	72	-
Net non-taxable foreign exchange and other gains and losses	(9)	16
Tax expense on changes in statutory intercompany investment values	30	12
Recognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(30)	(12)
Provision for uncertain tax positions	3	(9)
Recognition of tax assets that arose in prior years	-	(468)
Derecognition of tax assets that arose in prior years	-	3
Impact of changes in tax laws and rates	15	7
Research and development credits	(10)	(9)
Other adjustments related to prior years	2	17
Pillar Two top-up tax	5	4
Withholding taxes	7	6
Other differences	9	1
Total tax expense (benefit)	423	(123)